Boston Income Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.1%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 1.7%
Bombardier, Inc., 6.00%, 10/15/22(1)		17,600	$17,688,000
Bombardier, Inc., 6.125%, 1/15/23(1)		5,025	5,112,938
Bombardier, Inc., 7.875%, 4/15/27(1)		7,815	7,932,225
TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	17,815,534
TransDigm, Inc., 6.50%, 7/15/24		10,766	11,102,437
TransDigm, Inc., 6.50%, 5/15/25		7,070	7,308,613
TransDigm, Inc., 7.50%, 3/15/27(1)		7,253	7,670,047
TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,132,950

			$79,762,744

Automotive & Auto Parts — 1.8%
IHO Verwaltungs GmbH, 6.375%, (6.375% Cash or 7.125% PIK), 5/15/29(1)(2)		8,063	$7,962,705
Navistar International Corp., 6.625%, 11/1/25(1)		22,980	23,784,300
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(3)	EUR	16,482	18,782,403
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		11,899	12,341,643
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		21,808	22,216,900

			$85,087,951

Banking & Thrifts — 0.3%
CIT Group, Inc., 6.125%, 3/9/28		4,300	$4,966,500
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		9,210	10,222,271

			$15,188,771

Broadcasting — 2.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(6)		14,911	$15,190,581
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)(6)		14,910	15,320,025
iHeartCommunications, Inc., 8.375%, 5/1/27		8,549	9,040,568
Netflix, Inc., 5.375%, 11/15/29(1)		5,536	5,840,480
Netflix, Inc., 5.50%, 2/15/22		8,685	9,236,063
Netflix, Inc., 5.875%, 2/15/25		5,730	6,252,118
Netflix, Inc., 5.875%, 11/15/28		12,610	13,855,237
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)		5,866	6,093,308
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		7,671	7,768,345
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		11,738	12,111,268
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		11,487	11,889,045
Tribune Media Co., 5.875%, 7/15/22		1,000	1,021,500

			$113,618,538

Building Materials — 1.2%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)		6,311	$6,555,551
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		3,095	3,272,963
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		15,829	14,567,429
Masonite International Corp., 5.375%, 2/1/28(1)		4,214	4,333,214
Standard Industries, Inc., 5.50%, 2/15/23(1)		9,891	10,125,911
Standard Industries, Inc., 6.00%, 10/15/25(1)		16,725	17,582,156

			$56,437,224

Security	Principal Amount* (000’s omitted)		Value
Cable & Satellite TV — 4.7%
Cablevision Systems Corp., 5.875%, 9/15/22		15,715	$16,736,475
Cablevision Systems Corp., 8.00%, 4/15/20		12,960	13,397,400
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,018	2,044,486
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		13,405	13,874,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		4,414	4,585,043
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,625	1,663,594
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		11,655	12,307,214
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		20,085	20,913,506
CSC Holdings, LLC, 5.125%, 12/15/21(1)		8,884	8,906,210
CSC Holdings, LLC, 5.375%, 7/15/23(1)		4,030	4,143,243
CSC Holdings, LLC, 5.50%, 5/15/26(1)		14,955	15,665,362
CSC Holdings, LLC, 5.75%, 1/15/30(1)		9,778	9,961,337
CSC Holdings, LLC, 6.50%, 2/1/29(1)		3,831	4,230,861
CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,851,337
CSC Holdings, LLC, 7.50%, 4/1/28(1)		4,369	4,833,206
CSC Holdings, LLC, 10.875%, 10/15/25(1)		17,461	19,922,041
DISH DBS Corp., 5.875%, 7/15/22		9,745	9,886,497
DISH DBS Corp., 5.875%, 11/15/24		1,805	1,679,778
DISH DBS Corp., 6.75%, 6/1/21		2,662	2,777,664
DISH DBS Corp., 7.75%, 7/1/26		5,180	5,063,450
UPC Holding B.V., 5.50%, 1/15/28(1)		8,508	8,699,430
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		4,740	4,882,200
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		3,477	3,642,158
Ziggo B.V., 4.25%, 1/15/27(3)	EUR	6,726	8,008,966
Ziggo B.V., 5.50%, 1/15/27(1)		8,446	8,667,708
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		1,393	1,433,049
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,372,890

			$225,149,280

Capital Goods — 1.0%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,448,400
Colfax Corp., 6.00%, 2/15/24(1)		3,378	3,590,181
Colfax Corp., 6.375%, 2/15/26(1)		5,532	5,927,925
Griffon Corp., 5.25%, 3/1/22		8,317	8,317,000
Harsco Corp., 5.75%, 7/31/27(1)		4,002	4,132,065
Welbilt, Inc., 9.50%, 2/15/24		14,780	15,943,925

			$47,359,496

Chemicals — 1.7%
Chemours Co. (The), 4.00%, 5/15/26	EUR	1,000	$1,053,339
Chemours Co. (The), 5.375%, 5/15/27		7,872	6,966,720
Chemours Co. (The), 7.00%, 5/15/25		6,056	5,955,273
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		2,925	3,012,750
Hexion, Inc., 7.875%, 7/15/27(1)		4,918	4,881,115
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		8,874	8,430,300
OCI N.V., 6.625%, 4/15/23(1)		1,630	1,703,350
PQ Corp., 6.75%, 11/15/22(1)		3,150	3,268,125
SPCM SA, 4.875%, 9/15/25(1)		12,913	13,102,821
Tronox, Inc., 6.50%, 4/15/26(1)		2,116	2,034,217
Valvoline, Inc., 5.50%, 7/15/24		2,810	2,915,375
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		6,000	5,325,000
Versum Materials, Inc., 5.50%, 9/30/24(1)		9,540	10,231,650

Security	Principal Amount* (000’s omitted)		Value
W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	$9,985,587
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,712,500

			$81,578,122

Consumer Products — 1.9%
Central Garden & Pet Co., 5.125%, 2/1/28		2,045	$2,050,113
Central Garden & Pet Co., 6.125%, 11/15/23		7,150	7,453,875
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	23,700,602
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(3)	EUR	1,000	1,159,804
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		18,735	19,578,075
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		5,934	6,468,060
Mattel, Inc., 6.75%, 12/31/25(1)		16,005	16,865,589
Spectrum Brands, Inc., 5.75%, 7/15/25		14,685	15,286,351

			$92,562,469

Containers — 2.5%
ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(2)		6,121	$6,335,544
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		3,020	3,074,360
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		13,015	13,372,912
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		11,840	12,540,454
Berry Global, Inc., 4.50%, 2/15/26(1)		3,018	3,020,958
Berry Global, Inc., 5.625%, 7/15/27(1)		3,932	4,138,430
Berry Global, Inc., 6.00%, 10/15/22		10,130	10,345,263
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,641,317
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,363,753
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		17,425	18,819,000
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		4,160	4,561,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		7,650	7,803,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		2,230	2,238,330
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		8,125	8,404,297
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)(6)		5,806	6,001,953
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)(6)		6,399	6,750,945

			$117,412,216

Diversified Financial Services — 2.6%
DAE Funding, LLC, 4.50%, 8/1/22(1)		7,630	$7,784,889
DAE Funding, LLC, 5.00%, 8/1/24(1)		12,725	13,436,964
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)(6)		11,962	12,255,069
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		16,370	16,863,064
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)		11,803	12,172,906
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		5,685	5,955,038
MSCI, Inc., 5.75%, 8/15/25(1)		5,390	5,644,408
Navient Corp., 6.75%, 6/15/26		4,705	4,910,844
Navient Corp., 7.25%, 1/25/22		1,240	1,353,150
Navient Corp., 8.00%, 3/25/20		10,785	11,148,994
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		20,950	22,166,985
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		7,260	7,852,053

			$121,544,364

Diversified Media — 0.7%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		6,075	$6,228,090
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		11,805	12,111,930

Security	Principal Amount* (000’s omitted)	Value
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	1,975	$2,147,812
MDC Partners, Inc., 6.50%, 5/1/24(1)	8,552	7,760,940
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,612,925

		$33,861,697

Energy — 14.1%
Aker BP ASA, 4.75%, 6/15/24(1)	8,054	$8,315,755
Aker BP ASA, 5.875%, 3/31/25(1)	4,445	4,700,588
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,596,775
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,655,886
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,424,450
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	6,169	5,968,508
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	14,788	13,901,016
Antero Resources Corp., 5.375%, 11/1/21	8,635	8,535,093
Antero Resources Corp., 5.625%, 6/1/23	2,770	2,638,425
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	11,044,807
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	5,106	5,067,705
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	4,933	4,735,680
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	13,328	12,395,040
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,412,850
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	11,411	11,182,780
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	13,054,784
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	20,104,253
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,784,092
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	9,190,200
CITGO Holding, Inc., 9.25%, 8/1/24(1)(6)	9,322	9,729,837
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	7,748	7,690,665
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	32,062	31,701,302
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	14,027,259
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,625	1,539,688
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,804,206
Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,940,862
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,675,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,479,600
Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,676,645
Energy Transfer Operating, L.P., 7.50%, 10/15/20	7,970	8,420,560
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	5,295	5,002,345
EnLink Midstream, LLC, 5.375%, 6/1/29	6,792	7,019,192
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	4,380	3,947,475
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	11,870	8,819,647
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	3,208,688
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	15,878,370
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	5,989,977
Gulfport Energy Corp., 6.625%, 5/1/23	5,710	4,810,675
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	190	185,725
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	11,525	11,236,875
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,121,913
Jagged Peak Energy, LLC, 5.875%, 5/1/26	3,605	3,442,775
Matador Resources Co., 5.875%, 9/15/26	15,245	15,138,133
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	11,210,062
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	26,686	27,019,575

Security	Principal Amount* (000’s omitted)	Value
Newfield Exploration Co., 5.625%, 7/1/24	6,100	$6,739,481
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,546,018
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	4,195,275
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,388,250
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,554,888
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,921,163
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,496,569
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,369,784
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	14,600,811
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,001,950
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	13,365	12,910,323
Precision Drilling Corp., 6.50%, 12/15/21	542	536,653
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,409,350
Precision Drilling Corp., 7.75%, 12/15/23	695	701,950
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	15,261,750
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,671,800
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	17,214,250
SM Energy Co., 6.125%, 11/15/22	2,093	2,056,373
SM Energy Co., 6.625%, 1/15/27	6,380	5,590,475
SM Energy Co., 6.75%, 9/15/26	3,557	3,219,085
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	7,204,181
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	8,420	8,396,424
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,835,065
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	4,107	4,481,846
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	8,212	9,075,902
Tervita Corp., 7.625%, 12/1/21(1)	18,857	19,328,425
Transocean, Inc., 7.25%, 11/1/25(1)	9,132	8,618,325
Transocean, Inc., 7.50%, 1/15/26(1)	4,115	3,888,675
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	6,501	6,663,986
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,716	4,880,594
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	2,104	2,251,322
Whiting Petroleum Corp., 5.75%, 3/15/21	6,215	6,246,075
Whiting Petroleum Corp., 6.25%, 4/1/23	1,157	1,139,645
Whiting Petroleum Corp., 6.625%, 1/15/26	4,480	4,244,800
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,344,850
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,840,334
Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,842,804

		$672,095,389

Entertainment & Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	14,605	$13,308,806

		$13,308,806

Environmental — 1.6%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	4,075	$4,212,002
Clean Harbors, Inc., 5.125%, 7/15/29(1)	4,445	4,696,365
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,911,928
Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,491,794
Covanta Holding Corp., 6.00%, 1/1/27	5,280	5,478,000
GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	11,460,937
GFL Environmental, Inc., 7.00%, 6/1/26(1)	5,603	5,799,105
GFL Environmental, Inc., 8.50%, 5/1/27(1)	21,083	23,138,592
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	10,431	10,717,852

		$77,906,575

Security	Principal Amount* (000’s omitted)	Value
Food, Beverage & Tobacco — 1.8%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	16,896	$16,689,024
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)(6)	11,786	11,794,840
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,906,625
Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	13,422,625
Post Holdings, Inc., 5.50%, 12/15/29(1)	3,963	4,022,445
Post Holdings, Inc., 5.625%, 1/15/28(1)	7,062	7,291,515
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,262,375
US Foods, Inc., 5.875%, 6/15/24(1)	17,514	18,017,527

		$85,406,976

Gaming — 3.7%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	15,694	$15,698,708
Eldorado Resorts, Inc., 6.00%, 4/1/25	6,717	7,111,624
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,230,000
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,099,569
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,410,032
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,304,276
GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	8,753,078
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,089	4,211,670
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	5,891,533
Melco Resorts Finance, Ltd., 5.625%, 7/17/27(1)	4,770	4,934,317
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,947,153
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,324,731
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	4,084	4,411,782
MGM Resorts International, 5.75%, 6/15/25	10,020	10,881,219
MGM Resorts International, 6.625%, 12/15/21	2,785	3,022,031
MGM Resorts International, 7.75%, 3/15/22	13,100	14,668,070
Scientific Games International, Inc., 10.00%, 12/1/22	2,716	2,841,669
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,659,156
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,966,769
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,659,364
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	12,428	12,754,235
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	1,037,270

		$174,818,256

Healthcare — 11.6%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	17,601	$19,428,864
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	4,735	5,303,200
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,868	1,885,522
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	7,041	7,349,044
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	2,927	3,087,985
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	2,606	2,634,536
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,482,799
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,608,360
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	18,304	19,356,480
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	4,884	5,042,730
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	4,201	4,376,938
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	18,162,494
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	16,799,750
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	4,854	4,999,620

Security	Principal Amount* (000’s omitted)	Value
Centene Corp., 4.75%, 1/15/25	18,525	$18,942,183
Centene Corp., 5.375%, 6/1/26(1)	18,665	19,761,569
Centene Corp., 6.125%, 2/15/24	9,335	9,790,081
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	3,810,700
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	10,563	10,668,630
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(2)	16,640	16,827,200
HCA, Inc., 5.00%, 3/15/24	4,635	5,035,734
HCA, Inc., 5.25%, 6/15/26	8,825	9,808,045
HCA, Inc., 5.375%, 9/1/26	11,055	11,994,675
HCA, Inc., 5.625%, 9/1/28	13,635	15,069,402
HCA, Inc., 5.875%, 2/15/26	13,250	14,707,500
HCA, Inc., 5.875%, 2/1/29	7,681	8,583,518
HCA, Inc., 7.50%, 2/15/22	10,400	11,540,880
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,815,041
Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,586,143
IQVIA, Inc., 5.00%, 5/15/27(1)	4,248	4,438,650
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	29,096	30,223,470
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	7,646	7,823,922
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	18,136	19,858,920
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	49,993	48,741,175
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	18,122	16,898,765
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	11,068	11,773,585
Select Medical Corp., 6.25%, 8/15/26(1)(6)	3,919	3,987,583
Service Corp. International, 5.125%, 6/1/29	5,814	6,148,305
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,257,713
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,194	3,439,080
Teleflex, Inc., 4.625%, 11/15/27	7,455	7,769,228
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,746,325
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,310,250
Tenet Healthcare Corp., 6.00%, 10/1/20	12,205	12,601,663
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,413,938
Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,641,250
Vizient, Inc., 6.25%, 5/15/27(1)	2,728	2,905,320
WellCare Health Plans, Inc., 5.25%, 4/1/25	21,207	22,086,242
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	12,119	12,847,715

		$550,372,722

Homebuilders & Real Estate — 1.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	11,701	$12,125,161
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	5,001	5,013,603
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	9,443	9,679,075
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	8,869	9,112,897
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)(6)	7,927	8,224,263
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	5,898	6,192,900
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,569	1,639,605

		$51,987,504

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	15,150	$15,623,438
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,761,120

		$26,384,558

Security	Principal Amount* (000’s omitted)	Value
Insurance — 1.5%
Acrisure, LLC/Acrisure Finance, Inc., 10.125%, 8/1/26(1)(6)	4,757	$4,893,764
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	24,315	24,983,663
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	3,996	3,736,260
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	4,031	4,131,775
Hub International, Ltd., 7.00%, 5/1/26(1)	17,266	17,600,442
USI, Inc., 6.875%, 5/1/25(1)	18,000	17,913,600

		$73,259,504

Leisure — 1.5%
Cedar Fair, L.P., 5.25%, 7/15/29(1)	3,872	$4,022,040
Merlin Entertainments PLC, 5.75%, 6/15/26(1)	14,842	15,565,548
NCL Corp., Ltd., 4.75%, 12/15/21(1)	8,182	8,330,749
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	31,551	32,734,162
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,983,800

		$69,636,299

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	5,550	$5,827,500
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	5,255	5,530,887
Constellium SE, 5.875%, 2/15/26(1)	12,071	12,553,840
Eldorado Gold Corp., 9.50%, 6/1/24(1)	3,928	4,065,480
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	5,746	5,451,518
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	9,353	9,294,544
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	9,414	9,249,255
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,080,620
Freeport-McMoRan, Inc., 5.45%, 3/15/43	8,998	8,375,698
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,888,300
New Gold, Inc., 6.25%, 11/15/22(1)	6,095	5,851,200
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,384,800
Novelis Corp., 5.875%, 9/30/26(1)	7,032	7,304,490
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,368,659

		$100,226,791

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26	3,275	$3,156,281

		$3,156,281

Publishing & Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	7,037	$6,368,485

		$6,368,485

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	16,180	$16,584,500

		$16,584,500

Restaurant — 1.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	9,095	$9,126,832
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	22,004,200
Golden Nugget, Inc., 6.75%, 10/15/24(1)	17,520	18,078,538
Golden Nugget, Inc., 8.75%, 10/1/25(1)	11,394	11,963,700
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,321,000

		$64,494,270

Security	Principal Amount* (000’s omitted)	Value
Services — 3.1%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	4,295	$4,499,012
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,573,094
Cloud Crane, LLC, 10.125%, 8/1/24(1)	11,231	12,045,247
frontdoor, Inc., 6.75%, 8/15/26(1)	9,290	9,917,075
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,630,000
IAA, Inc., 5.50%, 6/15/27(1)	3,924	4,112,843
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,850,711
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	9,959	10,282,667
Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,603,840
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	8,428	8,870,470
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,300,302
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,444,327
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	21,149,700
TMS International Holding Corp., 7.25%, 8/15/25(1)	6,568	6,321,700
West Corp., 8.50%, 10/15/25(1)	9,415	7,979,212

		$148,580,200

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,425	$2,534,125
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,590,338
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,629,156

		$19,753,619

Super Retail — 1.5%
Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	$10,532,550
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,761,869
Party City Holdings, Inc., 6.125%, 8/15/23(1)	17,760	17,848,800
Party City Holdings, Inc., 6.625%, 8/1/26(1)	14,679	14,165,235
PVH Corp., 7.75%, 11/15/23	13,090	14,931,959
Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	3,033,565
William Carter Co. (The), 5.625%, 3/15/27(1)	5,782	6,085,555

		$73,359,533

Technology — 5.0%
Camelot Finance SA, 7.875%, 10/15/24(1)	16,160	$16,927,600
CDK Global, Inc., 5.25%, 5/15/29(1)	8,876	9,219,945
CommScope, Inc., 8.25%, 3/1/27(1)	3,867	3,823,496
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	12,245	10,331,719
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	17,992,560
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,291,026
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	22,571,224
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	23,920,975
EIG Investors Corp., 10.875%, 2/1/24	16,060	16,883,075
Entegris, Inc., 4.625%, 2/10/26(1)	5,107	5,196,373
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,724,325
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	11,559	12,079,155
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,670,256
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,554,095
MTS Systems Corp., 5.75%, 8/15/27(1)	3,069	3,161,070
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	18,345	11,052,863
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,014,606
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,828	3,988,298

Security	Principal Amount* (000’s omitted)		Value
Symantec Corp., 5.00%, 4/15/25(1)		4,902	$5,005,204
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		4,032	3,906,000

			$235,313,865

Telecommunications — 8.3%
Altice Finco SA, 8.125%, 1/15/24(1)		5,133	$5,331,904
Altice France SA, 7.375%, 5/1/26(1)		12,115	12,844,323
Altice France SA, 8.125%, 2/1/27(1)		19,883	21,697,324
Altice Luxembourg SA, 7.625%, 2/15/25(1)		7,236	7,118,704
Altice Luxembourg SA, 7.75%, 5/15/22(1)		3,655	3,741,806
Altice Luxembourg SA, 10.50%, 5/15/27(1)		18,515	19,649,044
CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,288,158
CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,398,917
Digicel, Ltd., 6.00%, 4/15/21(1)		15,745	10,903,412
Equinix, Inc., 5.375%, 5/15/27		7,730	8,317,093
Equinix, Inc., 5.875%, 1/15/26		13,010	13,847,584
Frontier California, Inc., 6.75%, 5/15/27		2,855	2,697,975
Frontier Communications Corp., 6.875%, 1/15/25		9,340	5,183,700
Frontier Communications Corp., 7.625%, 4/15/24		2,695	1,499,229
Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	6,969,604
Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,540,144
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		6,875	6,367,969
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)		8,090	8,424,521
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		8,704	8,726,630
Intelsat Luxembourg SA, 7.75%, 6/1/21		4,430	4,274,950
Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,866,656
Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,119,677
Level 3 Parent, LLC, 5.75%, 12/1/22		2,300	2,323,000
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		2,671	2,697,710
Sable International Finance, Ltd., 5.75%, 9/7/27(1)		5,998	6,162,945
SBA Communications Corp., 4.00%, 10/1/22		7,385	7,510,545
SBA Communications Corp., 4.875%, 9/1/24		3,320	3,427,468
Sprint Capital Corp., 6.875%, 11/15/28		8,690	9,580,725
Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,603,925
Sprint Communications, Inc., 7.00%, 8/15/20		4,317	4,488,428
Sprint Communications, Inc., 9.25%, 4/15/22		1,290	1,502,850
Sprint Corp., 7.125%, 6/15/24		7,445	8,142,969
Sprint Corp., 7.25%, 9/15/21		6,650	7,157,063
Sprint Corp., 7.625%, 2/15/25		14,960	16,606,049
Sprint Corp., 7.625%, 3/1/26		6,584	7,374,278
Sprint Corp., 7.875%, 9/15/23		42,779	47,645,111
T-Mobile USA, Inc., 4.50%, 2/1/26		6,770	6,922,325
T-Mobile USA, Inc., 4.75%, 2/1/28		7,115	7,337,344
T-Mobile USA, Inc., 6.375%, 3/1/25		4,120	4,279,650
T-Mobile USA, Inc., 6.50%, 1/15/26		26,120	27,875,264
Telecom Italia SpA, 5.303%, 5/30/24(1)		11,684	12,385,040
ViaSat, Inc., 5.625%, 4/15/27(1)		8,549	8,954,907
Wind Tre SpA, 3.125%, 1/20/25(3)	EUR	1,597	1,789,200
Wind Tre SpA, 5.00%, 1/20/26(1)		5,746	5,717,270
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23		8,780	9,087,300
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		4,807	4,945,922

			$394,326,612

Security	Principal Amount* (000’s omitted)	Value
Transport Excluding Air & Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,516,345
XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,697,112

		$16,213,457

Utility — 3.1%
AES Corp. (The), 4.00%, 3/15/21	6,990	$7,112,325
AES Corp. (The), 5.50%, 4/15/25	2,379	2,474,160
AES Corp. (The), 6.00%, 5/15/26	19,875	21,272,212
Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,344,764
Calpine Corp., 5.50%, 2/1/24	1,875	1,882,031
Calpine Corp., 5.75%, 1/15/25	11,797	11,841,239
Drax Finco PLC, 6.625%, 11/1/25(1)	5,877	6,141,465
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,815,313
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	6,122	6,173,792
NRG Energy, Inc., 5.25%, 6/15/29(1)	4,920	5,189,616
NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,710,313
NRG Energy, Inc., 7.25%, 5/15/26	16,520	17,897,272
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,652,611
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	7,100,688
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,317,400
Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,449,675
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	16,281	16,708,376

		$148,083,252

Total Corporate Bonds & Notes (identified cost $4,004,515,253)		$4,091,200,326

Senior Floating-Rate Loans — 7.2%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$5,287	$5,253,662

		$5,253,662

Automotive & Auto Parts — 0.3%
Navistar International Corp., Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$13,706	$13,735,034

		$13,735,034

Broadcasting — 0.3%
iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(8)(17)	$11,129	$7,749,957
iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(8)(17)	5,564	3,842,749

		$11,592,706

Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$4,774	$4,612,824

		$4,612,824

Cable & Satellite TV — 0.1%
CSC Holdings, LLC, Term Loan, 5.33%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$6,146	$6,178,833

		$6,178,833

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,563,917

		$6,563,917

Containers — 0.1%
Berry Global, Inc., Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing 1/6/21	$2,188	$2,188,572

		$2,188,572

Food, Beverage & Tobacco — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,791	$11,814,057

		$11,814,057

Gaming — 0.7%
CCM Merger, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21	$1,542	$1,545,389
Lago Resort & Casino, LLC, Term Loan, 11.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	11,667	11,462,573
Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	771	772,927
Peninsula Pacific Entertainment, LLC, Term Loan, 9.58%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	7,943	7,962,857
Stars Group Holdings B.V. (The), Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	12,226	12,302,860

		$34,046,606

Healthcare — 0.3%
Bausch Health Cos., Inc., Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	$2,722	$2,729,258
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	12,389	12,472,652
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	772	776,959

		$15,978,869

Insurance — 0.3%
Hub International, Ltd., Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$3,752	$3,717,510
Sedgwick Claims Management Services, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,662	11,502,037

		$15,219,547

Metals & Mining — 0.6%
GrafTech Finance, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$29,495	$29,089,088

		$29,089,088

Services — 1.3%
AlixPartners, LLP, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$9,494	$9,521,208
Asurion, LLC, Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	52,528	53,502,350

		$63,023,558

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,479	$8,542,567

		$8,542,567

Technology — 1.8%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$6,971	$6,960,206
EIG Investors Corp., Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	19,238	19,065,844
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	18,079	18,124,370

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	$3,312	$3,314,341
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	14,347	14,363,511
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,305	2,307,106
Trans Union, LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,900	9,940,214
Veritas Bermuda, Ltd., Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing 1/27/23(11)	12,720	11,978,435

		$86,054,027

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$10,059	$10,007,387
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(12)	5,420	5,499,945

		$15,507,332

Utility — 0.3%
TEX Operations Co., LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$8,562	$8,585,223
Vistra Operations Company, LLC, Term Loan, 4.27%, (USD LIBOR + 2.00%), Maturing 12/31/25(11)	4,465	4,478,413

		$13,063,636

Total Senior Floating-Rate Loans (identified cost $342,725,398)		$342,464,835

Common Stocks — 0.3%

Security	Shares	Value
Consumer Products — 0.0%(10)
HF Holdings, Inc.(13)(14)(15)	3,400	$8,398

		$8,398

Energy — 0.2%
Ascent CNR Corp., Class A(13)(14)(15)	32,029,863	$10,249,556
Nine Point Energy Holdings, Inc.(13)(14)(15)	157,059	1,570

		$10,251,126

Gaming — 0.1%
Caesars Entertainment Corp.(13)	499,170	$5,910,173
New Cotai Participation Corp., Class B(13)(14)(15)	36	0

		$5,910,173

Total Common Stocks (identified cost $15,061,435)		$16,169,697

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(2)(13)(14)(15)	2,928	$2,372,658

Total Convertible Preferred Stocks (identified cost $2,928,000)		$2,372,658

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	241,666	$26,242,511

Total Exchange-Traded Funds (identified cost $25,113,764)		$26,242,511

Miscellaneous — 0.2%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(14)	11,599,560	$0

		$0

Gaming — 0.2%
PGP Investors, LLC, Membership Interests(13)(14)(15)	45,488	$11,647,201

		$11,647,201

Technology — 0.0%
Avaya, Inc., Escrow Certificates(13)(14)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $4,017,074)		$11,647,201

Short-Term Investments — 6.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(16)	287,203,012	$287,203,012

Total Short-Term Investments (identified cost $287,195,857)		$287,203,012

Total Investments — 100.5% (identified cost $4,681,556,781)		$4,777,300,240

Less Unfunded Loan Commitments — (0.0)%(10)		$(771,000)

Net Investments — 100.5% (identified cost $4,680,785,781)		$4,776,529,240

Other Assets, Less Liabilities — (0.5)%		$(25,984,907)

Net Assets — 100.0%		$4,750,544,333

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $2,652,986,111 or 55.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer’s discretion.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $29,740,373 or 0.6% of the Portfolio’s net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	Fixed-rate loan.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Restricted security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $3,353,807.

(17)	Issuer filed for bankruptcy. Security is in the process of being restructured.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	55,368,030	EUR	49,400,014	State Street Bank and Trust Company	10/31/19	$286,432	$—

						$286,432	$—

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At July 31, 2019, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$10,249,556
HF Holdings, Inc.	10/27/09	3,400	182,613	8,398
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	1,570

Total Common Stocks			$8,522,302	$10,259,524

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$2,372,658

Total Convertible Preferred Stocks			$2,928,000	$2,372,658

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15 4/23/18	45,488	$4,017,074	$11,647,201

Total Miscellaneous			$4,017,074	$11,647,201

Total Restricted Securities			$15,467,376	$24,279,383

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $286,432.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,091,200,326	$—	$4,091,200,326
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	341,693,835	—	341,693,835
Common Stocks	5,910,173	—	10,259,524	16,169,697
Convertible Preferred Stocks	—	—	2,372,658	2,372,658
Exchange-Traded Funds	26,242,511	—	—	26,242,511
Miscellaneous	—	—	11,647,201	11,647,201
Short-Term Investments	—	287,203,012	—	287,203,012
Total Investments	$32,152,684	$4,720,097,173	$24,279,383	$4,776,529,240
Forward Foreign Currency Exchange Contracts	$—	$286,432	$—	$286,432
Total	$32,152,684	$4,720,383,605	$24,279,383	$4,776,815,672

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.